Vessel Operating and Voyage Expenses	12 Months Ended
Dec. 31, 2020
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
12.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Vessel Operating Expenses
Crew & crew related costs	983,985	239,610	1,396,477	3,753,578
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	415,306	124,354	868,915	2,314,260
Lubricants	95,835	19,750	153,969	429,967
Insurances	133,090	31,869	189,781	507,885
Tonnage taxes	40,345	8,583	50,553	131,674
Other	59,209	8,378	143,296	310,075
Total Vessel operating expenses	$1,727,770	$432,544	$2,802,991	$7,447,439

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Voyage expenses
Brokerage commissions	90,194	14,375	87,179	188,307
Port & other expenses	57,042	5,181	46,100	173,645
(Gain)/loss on bunkers	(109,863)	—	127,900	222,753
Total voyage expenses	$37,373	$19,556	$261,179	$584,705